Loans from related parties - Loan from Imagination Industries Ltd (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
As at January 1	£ 6,309
Amounts advanced	2,945	£ 5,600
Interest charged	483	709
Amounts repaid	(737)
Conversion to equity	£ (9,000)
As at December 31		£ 6,309
Companies owned by key management personnel | Imagination Industries Ltd
Disclosure of transactions between related parties [line items]
Interest rate	30.00%	30.00%
Microsoft and Rocket
Disclosure of transactions between related parties [line items]
Amounts advanced	£ 25,000
Conversion to equity	£ (25,000)